Securities Available for Sale - Unrealized Gain (Loss) On Investments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Beginning balance accumulated other comprehensive income (loss)	$ (3,042)	$ (13,535)	$ (6,157)	$ (7,081)	$ (7,081)	$ 19,111	$ 16,542
Net unrealized holding gain (loss) arising during the period	8,312	10,020	13,285	(389)	1,400	(40,651)	11,376
Reclassification adjustment for net gain realized in net income	0	(6)	(51)	(6)	(90)	(917)	(7,305)
Net change in unrealized gain (loss) before income taxes					1,310	(41,568)	4,071
Net change in unrealized gain (loss) before income taxes	8,312	10,014	13,234	(395)
Income tax (expense) benefit	(3,159)	(3,693)	(4,966)	262	(386)	15,376	(1,502)
Net change in unrealized gain (loss) on securities after taxes	5,153	6,321	8,268	(133)	924	(26,192)	2,569
Ending balance accumulated other comprehensive income (loss)	$ 2,111	$ (7,214)	$ 2,111	$ (7,214)	$ (6,157)	$ (7,081)	$ 19,111